Financial instruments (Details 17) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 83,565	SFr 104,283
Investment securities	3,090	2,791
Loans	20,820	22,913
Other assets	25,627	32,320
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,398	54,732
Short-term borrowings	3,112	3,861
Long-term debt	80,931	81,166
Other liabilities	11,754	16,938
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	39,485	58,925
Loans	248,326	245,866
Other assets	148,491	148,473
Financial liabilities
Due to banks and deposits	359,614	390,984
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,200	15,387
Short-term borrowings	5,546	22,061
Long-term debt	116,676	96,732
Other liabilities	63,921	85,066
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	39,485	58,925
Loans	256,789	252,647
Other assets	148,799	148,813
Financial liabilities
Due to banks and deposits	360,020	390,983
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,401	15,387
Short-term borrowings	5,545	22,064
Long-term debt	118,099	98,306
Other liabilities	64,050	84,937
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other assets	92,547	80,520
Financial liabilities
Due to banks and deposits	206,475	217,482
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	32	15
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	39,485	58,925
Loans	250,639	248,969
Other assets	54,359	66,714
Financial liabilities
Due to banks and deposits	153,545	173,501
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,401	15,387
Short-term borrowings	5,545	22,064
Long-term debt	117,321	97,105
Other liabilities	63,440	84,336
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	6,150	3,678
Other assets	1,893	1,579
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	778	1,201
Other liabilities	578	586
Bank
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,565	104,283
Investment securities	2,698	2,379
Loans	20,820	22,913
Other assets	25,626	32,321
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,398	54,732
Short-term borrowings	3,112	3,861
Long-term debt	80,002	80,260
Other liabilities	11,745	16,933
Bank | Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	39,871	58,925
Loans	231,395	230,340
Other assets	150,743	149,925
Financial liabilities
Due to banks and deposits	349,015	379,992
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,200	15,387
Short-term borrowings	5,546	22,061
Long-term debt	112,091	92,687
Other liabilities	63,970	84,874
Bank | Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	39,872	58,925
Loans	238,545	235,949
Other assets	150,992	150,206
Financial liabilities
Due to banks and deposits	349,419	379,989
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,401	15,387
Short-term borrowings	5,545	22,064
Long-term debt	113,416	94,109
Other liabilities	64,106	84,746
Bank | Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	4	0
Other assets	90,740	79,170
Financial liabilities
Due to banks and deposits	197,645	208,759
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	32	15
Bank | Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	39,872	58,925
Loans	232,391	232,271
Other assets	58,456	69,554
Financial liabilities
Due to banks and deposits	151,774	171,230
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,401	15,387
Short-term borrowings	5,545	22,064
Long-term debt	112,638	92,908
Other liabilities	63,496	84,146
Bank | Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	6,150	3,678
Other assets	1,796	1,482
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	778	1,201
Other liabilities	SFr 578	SFr 585